Related Party Transactions (Amounts Due from a Related Party, Narrative) (Details) ¥ in Thousands	Jun. 30, 2015 CNY (¥)
RELATED PARTY TRANSACTIONS [Abstract]
Receivable partly offset by payables with interest	¥ 990
Receivable partly offset by board meeting expenses	¥ 530